Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Advance hire, prepaid expenses and other current assets were comprised of the following:

	March 31, 2015	December 31, 2014
	(unaudited)
Advance hire	$1,720,308	$4,345,959
Prepaid expenses	1,013,021	427,889
Other current assets	318,428	1,794,386
	$3,051,757	$6,568,234

At December 31, advance hire, prepaid expenses and other current assets were comprised of the following:

	2014	2013

Advance hire	$4,345,959	$8,788,882

Prepaid expenses	427,889	514,169

Other current assets	1,794,386	3,441,074

Total	$6,568,234	$12,744,125

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable, accrued expenses and other current liabilities were comprised of the following:

	March 31, 2015	December 31, 2014
	(unaudited)
Accounts payable	$20,858,150	$33,538,153
Accrued voyage expenses	5,777,531	4,651,503
Accrued interest	955,297	540,862
Other accrued liabilities	1,065,090	1,471,276
	$28,656,068	$40,201,794

The components of accounts payable and accrued expenses are as follows:

	December 31,
	2014	2013

Accounts payable	$33,538,153	$39,201,642

Accrued expenses	4,651,503	3,839,531

Accrued interest	540,862	716,575

Other accrued liabilities	1,471,276	2,120,630

Total	$40,201,794	$45,878,378